FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 17    -       FINANCIAL INSTRUMENTS

A.	Hedging Activities

The Company enters into forward contracts, and currency options to hedge its balance sheet exposure as well as certain future cash flows in connection with certain operating expenses (mainly payroll and related expenses) and forecast transactions which are expected to be denominated mainly in New Israeli Shekel ("NIS"). The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli banks, credit risk is considered immaterial. The Company does not hold or issue derivatives for trading purposes. The notional amounts of the hedging instruments as of December 31, 2022 and December 31, 2021 were $85,293, and $32,590 respectively. The terms of all of these currency derivatives are less than one year.

B.	Derivative Instruments

The fair value of derivative contracts as of December 31, 2022 and December 31, 2021 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 2 2	2 0 2 1	2 0 2 2	2 0 2 1
Derivatives designated as hedging instruments in cash flow hedge	-	249	454	-

The impact of derivative instrument on total operating expenses in the year ended December 31, 2022, 2021 and 2020 was:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
Loss (gain) on derivative instruments	1,813	453	796